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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                              Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended: 9/30/2011
                                                          ----------
            Check here if Amendment [ ]: Amendment Number:
                                                          ----------

                            This  Amendment (Check only one):
                            [ ] is a restatement
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     MICHAEL R. MURPHY
          ---------------------------------------------------------------------
Address:  191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
          ---------------------------------------------------------------------

Form 13F File Number 28-     11638
                             ---------------------------------------------------

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Meghan O'Callaghan
          ---------------------------------------------------------------------
Title:    Associate
          ---------------------------------------------------------------------
Phone:    312-265-9600
          ---------------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
11/14/2011
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
--------------------

                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:

                       2
         ---------------
Form 13F Information Table Entry Total:

                      33
         ---------------
Form 13F Information Table Value Total:

         $       297,718 (thousands)
         ---------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number            Name
1              28-11635                        DANIEL J. DONOGHUE
---------      --------------------            -----------------------------
2              28-11637                        DISCOVERY GROUP I, LLC
---------      --------------------            -----------------------------

                              13F INFORMATION TABLE
                                    9/30/2011

       COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6    COLUMN 7         COLUMN 8
                                                                                                              Voting Authority

        NAME OF           TITLE OF                 VALUE    SHRS OR     SH/  PUT/   INVESTMENT     OTHER
        ISSUER             CLASS       CUSIP     (X $1000)  PRN AMT     PRN  CALL   DISCRETION   MANAGERS  SOLE    SHARED    NONE
ACXIOM CORP                 COM      005125109       2,909     273,381   SH        SHARED-OTHER    1, 2             273,381
ALLIANCE HEALTHCARE
   SRVCS IN               COM NEW    018606202       4,365   3,828,514   SH        SHARED-OTHER    1, 2           3,828,514
ANAREN INC                  COM      032744104      12,277     641,095   SH        SHARED-OTHER    1, 2             641,095
ARTHROCARE CORP             COM      043136100      18,009     625,964   SH        SHARED-OTHER    1, 2             625,964
ATRICURE INC                COM      04963C209      18,422   1,891,389   SH        SHARED-OTHER    1, 2           1,891,389
CARDIOVASCULAR
   SYS INC DEL              COM      141619106      17,575   1,542,985   SH        SHARED-OTHER    1, 2           1,542,985
CONVIO INC                  COM      21257W105      12,562   1,493,746   SH        SHARED-OTHER    1, 2           1,493,746
DG FASTCHANNEL INC          COM      23326R109      15,770     930,364   SH        SHARED-OTHER    1, 2             930,364
ENDOLOGIX INC               COM      29266S106      19,516   1,943,815   SH        SHARED-OTHER    1, 2           1,943,815
GAIN CAP HLDGS INC          COM      36268W100       6,974   1,108,739   SH        SHARED-OTHER    1, 2           1,108,739
GEOEYE INC                  COM      37250W108      14,225     501,756   SH        SHARED-OTHER    1, 2             501,756
GIVEN IMAGING             ORD SHS    M52020100      19,192   1,271,814   SH        SHARED-OTHER    1, 2           1,271,814
GSI TECHNOLOGY              COM      36241U106       7,675   1,560,049   SH        SHARED-OTHER    1, 2           1,560,049
GUIDANCE SOFTWARE INC       COM      401692108       7,651   1,178,826   SH        SHARED-OTHER    1, 2           1,178,826
INFORMATION SERVICES
   GROUP I                  COM      45675Y104       2,391   2,255,266   SH        SHARED-OTHER    1, 2           2,255,266
INTERCLICK INC            COM NEW    458483203      12,914   2,326,758   SH        SHARED-OTHER    1, 2           2,326,758
INTRALINKS HLDGS INC        COM      46118H104       2,600     346,172   SH        SHARED-OTHER    1, 2             346,172
IXYS CORP                   COM      46600W106       1,101     101,160   SH        SHARED-OTHER    1, 2             101,160
KRATON PERFORMANCE
   POLYMERS                 COM      50077C106       2,267     140,128   SH        SHARED-OTHER    1, 2             140,128
K12 INC                     COM      48273U102       8,096     317,987   SH        SHARED-OTHER    1, 2             317,987
MCCORMICK & SCHMICKS
   SEAFD R                  COM      579793100       6,666     963,312   SH        SHARED-OTHER    1, 2             963,312
MEDIDATA SOLUTIONS
   INC                      COM      58471A105      10,981     667,928   SH        SHARED-OTHER    1, 2             667,928
MEDQUIST HLDGS INC          COM      58506K102         666      88,131   SH        SHARED-OTHER    1, 2              88,131
OBAGI MEDICAL PRODUCTS
   INC                      COM      67423R108      12,341   1,360,689   SH        SHARED-OTHER    1, 2           1,360,689
ONLINE RES CORP             COM      68273G101       5,936   2,327,913   SH        SHARED-OTHER    1, 2           2,327,913
POWERWAVE TECHNOLOGIES
   INC                      COM      739363109      11,019   6,406,612   SH        SHARED-OTHER    1, 2           6,406,612
ROCHESTER MED CORP          COM      771497104       1,653     217,727   SH        SHARED-OTHER    1, 2             217,727
SEACHANGE INTL INC          COM      811699107       8,493   1,102,964   SH        SHARED-OTHER    1, 2           1,102,964
SERACARE LIFE SCIENCES
   INC D                    COM      81747T104         785     276,342   SH        SHARED-OTHER    1, 2             276,342
STR HLDGS INC               COM      78478V100      14,572   1,796,759   SH        SHARED-OTHER    1, 2           1,796,759
TESSCO TECHNOLOGIES
   INC                      COM      872386107       2,251     169,398   SH        SHARED-OTHER    1, 2             169,398
TIER TECHNOLOGIES
  INC                       CL B     88650Q100       9,075   2,459,404   SH        SHARED-OTHER    1, 2           2,459,404
VIASYSTEMS GROUP INC    COM PAR$.01  92553H803       6,789     385,967   SH        SHARED-OTHER    1, 2             385,967
   TOTAL                                           297,718  42,503,054                                           42,503,054